License Development and Commercialization Agreements	12 Months Ended
Dec. 31, 2020
License Development And Commercialization Agreements [Abstract]
LICENSE DEVELOPMENT AND COMMERCIALIZATION AGREEMENTS

NOTE 8 - LICENSE DEVELOPMENT AND COMMERCIALIZATION AGREEMENTS

On October 19, 2018, CollPlant entered into the License Agreement with LB, a public benefit corporation and wholly-owned subsidiary of United Therapeutics Corporation, pursuant to which LB will be entitled to develop engineered lungs or lung substitutes using CollPlant’s rhCollagen and BioInk.

Pursuant to the License Agreement, CollPlant granted to LB and its affiliates, an exclusive, perpetual, royalty-bearing and transferable license of CollPlant’s technology relating to the production and use of rhCollagen and BioInk for the commercialization of engineered lungs or lung substitutes using 3D bioprinting processes throughout the universe.

Further, under the License Agreement, CollPlant granted to LB and its affiliates, a two-year option to extend the license to engineered organs or organ substitutes of up to three additional organs specified in the License Agreement (each an “Option Product” and together with lungs, the “Covered Products”). Further, at the end of the option period, LB and its affiliates shall have a one-year right of first refusal to receive an exclusive license under CollPlant’s technology relating to the production and use of rhCollagen and BioInk for the Option Products. Other than under the license Agreement, CollPlant has agreed not to conduct, enable or fund any research, development or commercialization, or grant any license, with respect to the Covered Products during the term of the License Agreement, unless with respect to any Option Product, the option is not exercised and the right of first refusal period expires.

The License Agreement provides that LB will purchase CollPlant’s BioInk on a non-exclusive basis for use in the development and manufacture of Covered Products and for up to the first two years of the License Agreement, CollPlant will supply LB with a specified limited quantity of BioInk without charge. The License Agreement further provides that following effectiveness, LB will build a facility, or engage a manufacturer to build a facility, in the U.S. for the manufacture of the Company’s rhCollagen and BioInk and the parties have agreed that LB has the option to purchase consulting services for the design of the facility.

The License Agreement provides for the payment of an upfront cash payment of $5,000 to CollPlant, which was paid to CollPlant in November 2018 following effectiveness of the Agreement. In addition, the License Agreement provides for a one-time non-refundable option payments of $3,000 per Option Product ($9,000 in the aggregate), and up to $30,000 of milestone payments payable as follows: (i) $5,000 upon completion of the U.S. facility design, (ii) $5,000 upon completion of production of a specified amount of BioInk, and (iii) $5,000 for FDA marketing approval for each Covered Product (up to $20,000 in the aggregate). Further, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustment) for each product commercially sold during the term of the License Agreement, a fee for the supply of certain quantities of BioInk to LB, and reimbursement for certain costs related to the U.S. facility and any payment made by CollPlant to the IIA.

On September 14, 2020, LB exercised its option to cover a second lifesaving organ, human kidneys (one of the “Option Products”) and paid CollPlant $3,000 for the option exercise, which was recognized as revenue in the statement of operation.

The option exercise granted LB an exclusive license to the Company’s technology for the production and use of rhCollagen-based BioInk for 3D bioprinting of human kidneys.

Unless earlier terminated, the License Agreement will continue in effect on a Covered Product-by-Covered Product and country-by-country basis until the later of (i) the expiration, invalidation or abandonment of the last CollPlant patent covering a Covered Product in a particular country, and (ii) 12 years from the first commercial sale of such Covered Product in such country. Following expiration (unless earlier terminated), the licenses granted to LB in the License Agreement will continue on a fully paid-up, irrevocable basis. The License Agreement may be terminated early by either party for material breach or bankruptcy. In addition, CollPlant may terminate the License Agreement in the case of a challenge made by LB, its affiliates or sub-licensees with respect to a CollPlant patent covering a Covered Product or if LB and its affiliates and sub-licensees discontinue development and commercialization of all Covered Products for at least one year. LB may terminate the License Agreement at any time upon 30 days’ written notice with respect to the entirety of the License Agreement and upon 30 days’ written notice with respect to its license and other rights under the License Agreement relating to one or more CollPlant patents, on a patent-by-patent and country-by-country basis.On February 24, 2021, CollPlant received a notice of termination from LB of the License Agreement, effective as of March 26, 2021.